ALLOWANCE FOR LOAN AND LEASE LOSSES	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
ALLOWANCE FOR LOAN AND LEASE LOSSES	Allowance for Loan and Lease Losses

Management maintains the ALLL at a level that it considers sufficient to absorb probable incurred loan and lease losses inherent in the portfolio. Management determines the adequacy of the ALLL based on historical loss experience as well as other significant factors such as composition of the portfolio, economic conditions, geographic footprint, the results of periodic internal and external evaluations of delinquent, nonaccrual and classified loans and any other adverse situations that may affect a specific borrower's ability to repay, including the timing of future payments. For further discussion of First Financial's allowance methodology, see Note 1 – Summary of Significant Accounting Policies.

The ALLL is increased by provision expense and decreased by charge-offs, net of recoveries of amounts previously charged-off. First Financial's policy is to charge-off all or a portion of a loan when, in management's opinion, it is unlikely to collect the principal amount owed in full, either through payments from the borrower, or from the liquidation of collateral.

Changes in the ALLL by loan category as of December 31 were as follows:

	2019
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Allowance for loan and lease losses
Balance at beginning of year	$18,746	$1,130	$3,413	$21,048	$4,964	$5,348	$362	$1,531	$56,542
Provision for loan and lease losses	23,631	3	(1,100)	5,107	739	695	2	1,521	30,598
Gross charge-offs	(26,676)	(162)	0	(3,689)	(677)	(2,591)	(223)	(1,547)	(35,565)
Recoveries	2,883	0	68	1,113	273	1,335	251	152	6,075
Total net charge-offs	(23,793)	(162)	68	(2,576)	(404)	(1,256)	28	(1,395)	(29,490)
Ending allowance for loan and lease losses	$18,584	$971	$2,381	$23,579	$5,299	$4,787	$392	$1,657	$57,650

	2018
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Allowance for loan and lease losses
Balance at beginning of year	$17,598	$675	$3,577	$20,930	$4,683	$4,935	$307	$1,316	$54,021
Provision for loan and lease losses	10,615	454	(310)	847	492	829	(85)	1,744	14,586
Gross charge-offs	(11,533)	0	0	(4,835)	(422)	(1,725)	(435)	(1,720)	(20,670)
Recoveries	2,066	1	146	4,106	211	1,309	575	191	8,605
Total net charge-offs	(9,467)	1	146	(729)	(211)	(416)	140	(1,529)	(12,065)
Ending allowance for loan and lease losses	$18,746	$1,130	$3,413	$21,048	$4,964	$5,348	$362	$1,531	$56,542

	2017
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Allowance for loan and lease losses
Balance at beginning of year	$19,225	$716	$3,282	$26,540	$3,208	$3,043	$388	$1,559	$57,961
Provision for loan and lease losses	6,917	(42)	207	(7,291)	1,695	1,778	(90)	408	3,582
Gross charge-offs	(10,194)	0	(1)	(1,038)	(435)	(913)	(225)	(857)	(13,663)
Recoveries	1,650	1	89	2,719	215	1,027	234	206	6,141
Total net charge-offs	(8,544)	1	88	1,681	(220)	114	9	(651)	(7,522)
Ending allowance for loan and lease losses	$17,598	$675	$3,577	$20,930	$4,683	$4,935	$307	$1,316	$54,021

The ALLL balance and the recorded investment in loans by portfolio segment and based on impairment method as of December 31 were as follows:

	December 31, 2019
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Ending allowance on loans individually evaluated for impairment	$2,044	$0	$0	$113	$18	$0	$0	$0	$2,175
Ending allowance on loans collectively evaluated for impairment	16,540	971	2,381	23,466	5,281	4,787	392	1,657	55,475
Ending allowance for loan and lease losses	$18,584	$971	$2,381	$23,579	$5,299	$4,787	$392	$1,657	$57,650

Loans and Leases
Ending balance of loans individually evaluated for impairment	$27,480	$223	$0	$10,831	$15,162	$5,700	$204	$0	$59,600
Ending balance of loans collectively evaluated for impairment	2,438,397	88,141	493,182	4,183,820	1,040,787	766,169	82,385	49,184	9,142,065
Total loans	$2,465,877	$88,364	$493,182	$4,194,651	$1,055,949	$771,869	$82,589	$49,184	$9,201,665

	December 31, 2018
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Ending allowance on loans individually evaluated for impairment	$667	$0	$0	$461	$32	$0	$0	$0	$1,160
Ending allowance on loans collectively evaluated for impairment	18,079	1,130	3,413	20,587	4,932	5,348	362	1,531	55,382
Ending allowance for loan and lease losses	$18,746	$1,130	$3,413	$21,048	$4,964	$5,348	$362	$1,531	$56,542

Loans and Leases
Ending balance of loans individually evaluated for impairment	$37,633	$22	$9	$25,022	$17,598	$6,351	$174	$0	$86,809
Ending balance of loans collectively evaluated for impairment	2,477,028	93,393	548,926	3,729,659	938,048	810,931	93,038	46,382	8,737,405
Total loans	$2,514,661	$93,415	$548,935	$3,754,681	$955,646	$817,282	$93,212	$46,382	$8,824,214